DEFERRED INCOME	12 Months Ended
Dec. 31, 2024
Deferred Income
DEFERRED INCOME

NOTE 14 - DEFERRED INCOME

As of December 31, 2024 and 2023, the long-term portion of deferred income was $1,073,487 and $1,230,207 as of December 31, 2024 and 2023, respectively. The current portion of deferred income was $ 121,897 as of December 31, 2024. Deferred income in prior year’s balance sheet were reclassed from current liabilities to long-term liabilities and current portion of long-term deferred income was $125,345 in 2023.

The Company recognized $165,646 and $286,095, respectively of government grants for the year ended December 31, 2024 and 2023, which consisted of and $124,914 of asset-based and $40,732 of income-based grants for the year ended December 31, 2024, $232,142 of asset-based grants and $53,953 of income-based grants for the year ended December 31, 2023.

The future amortization of deferred revenue schedule as follow:

2025	111,620
2026	106,008
2027	106,008
2028	106,008
2029	106,008
thereafter	659,733
total	1,195,384